John Hancock International Dynamic Growth Fund Expense Example - Class A C I R6 [Member] - John Hancock International Dynamic Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 613
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,859
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	2,058
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,024